Long Term Debt - Schedule of Term Loan Facilities (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current total	$ 62	$ 753
Non-current total	1,109	1,053
Total	$ 1,171	1,806
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.90%
Current total	$ 0	586
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.60%
Current total	$ 0	78
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.25%
Current total	$ 36	36
Non-current total	$ 18	36
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.90%
Current total	$ 0	34
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.25%
Current total	$ 16	14
Various
Disclosure of detailed information about borrowings [line items]
Current total	10	5
Non-current total	$ 52	43
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	2.25%
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Non-current total	$ 1,039	$ 974